Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $19,292,520.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 19,292,520
Final Prospectus	true